Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Mandatorily measured at FVTPL
Convertible preferred stocks	$13,307.2	$14,181.8
Mutual funds	110.3	886.9
Forward exchange contracts	701.2	207.7
Simple agreement for future equity	-	131.1
Convertible bonds	223.4	-

	$14,342.1	$15,407.5

Current	$924.6	$207.7
Noncurrent	13,417.5	15,199.8

	$14,342.1	$15,407.5

Financial liabilities

Held for trading
Forward exchange contracts	$121.4	$466.5

The Company entered into forward exchange contracts to manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.

Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2023

Sell NT$	January 2024	NT$ 26,251.8
Sell US$	January 2024 to March 2024	US$ 1,112.0
Sell JPY	January 2024	JPY 20,000.0

December 31, 2024

Sell US$	January 2025 to March 2025	US$ 3,331.4
Sell JPY	January 2025	JPY 45,234.0